FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  3/31/02

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	5/01/02

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         80 data records

Form 13F Information Table Value Total:         95,637 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Franklin Fin Corp PFD Ex Ser A PFD              353521206       93    10000 SH       SOLE                                      10000
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206      613    10900 SH       SOLE                      900             10000
General Motors 5.25% Conv Pfd  PFD CV           370442733      566    20700 SH       SOLE                     1700             19000
Motorola Equity Units $3.50 Cv PFD CV           620076208      555    12500 SH       SOLE                     2300             10200
3Com Corp.                     COM              885535104       70    11500 SH       SOLE                     1450             10050
AFLAC, Inc.                    COM              001055102     1624    55050 SH       SOLE                     2600             52450
AOL Time Warner                COM              00184A105     1520    64287 SH       SOLE                    10575             53712
Abbott Laboratories            COM              002824100      364     6912 SH       SOLE                     1500              5412
Allstate                       COM              020002101      901    23862 SH       SOLE                     1462             22400
American Express Co.           COM              025816109     3196    78035 SH       SOLE                     9775             68260
American Int'l Group           COM              026874107      853    11818 SH       SOLE                     2043              9775
American Power Conversion      COM              029066107      590    39900 SH       SOLE                    11700             28200
Amgen                          COM              031162100     3148    52748 SH       SOLE                     7050             45698
Amphenol Corp. A               COM              032095101      793    16950 SH       SOLE                     1350             15600
Apache Corporation             COM              037411105      426     7495 SH       SOLE                     1430              6065
Apogent Technologies           COM              03760A101      353    14300 SH       SOLE                     2300             12000
Ariba Inc.                     COM              04033V104      149    32950 SH       SOLE                     8950             24000
Bank One Corp                  COM              06423A103      254     6090 SH       SOLE                     1000              5090
Biogen Inc.                    COM              090597105      314     6400 SH       SOLE                      200              6200
Boeing Co.                     COM              097023105      972    20150 SH       SOLE                     3300             16850
Bristol-Myers Squibb Co.       COM              110122108     2270    56072 SH       SOLE                     5050             51022
Cardinal Health                COM              14149Y108      237     3350 SH       SOLE                                       3350
Check Point Software Technolog COM              M22465104     1218    40050 SH       SOLE                     5400             34650
Citigroup, Inc.                COM              172967101     3682    74347 SH       SOLE                     7378             66969
Comerica, Inc.                 COM              200340107     2182    34875 SH       SOLE                     4625             30250
Compuware Corp.                COM              205638109     1015    78600 SH       SOLE                     9800             68800
Corning Inc.                   COM              219350105      156    20510 SH       SOLE                      600             19910
Deutsche Telekom AG            COM              251566105      207    13850 SH       SOLE                     3600             10250
EMC Corporation                COM              268648102      133    11130 SH       SOLE                                      11130
El Paso Corp.                  COM              28336L109     2631    59750 SH       SOLE                     6750             53000
Elan Corp  plc ADR             COM              284131208     1981   142425 SH       SOLE                    13800            128625
Exxon Mobil Corp.              COM              30231G102      223     5080 SH       SOLE                                       5080
FPL Group, Inc.                COM              302571104     4596    77180 SH       SOLE                     9700             67480
Fannie Mae                     COM              313586109     3792    47475 SH       SOLE                     7450             40025
General Electric               COM              369604103     3788   101156 SH       SOLE                    10975             90181
General Motors Cl. H           COM              370442832     1973   119950 SH       SOLE                    18725            101225
Gillette Co.                   COM              375766102      219     6450 SH       SOLE                      300              6150
Hewlett-Packard                COM              428236103      210    11707 SH       SOLE                      700             11007
Honeywell Int'l                COM              438516106     2510    65575 SH       SOLE                    11325             54250
Hospitality Properties Trust   COM              44106M102     1411    41100 SH       SOLE                     2600             38500
IBM Corp.                      COM              459200101     4858    46712 SH       SOLE                     4960             41752
IHOP Corporation               COM              449623107      640    19000 SH       SOLE                     2300             16700
Impath, Inc.                   COM              45255G101      408     9950 SH       SOLE                     3500              6450
Intel Corp.                    COM              458140100      265     8727 SH       SOLE                      400              8327
JDS Uniphase Corporation       COM              46612J101      279    47450 SH       SOLE                     8900             38550
Jefferson-Pilot Corp.          COM              475070108     3473    69349 SH       SOLE                     8150             61199
Johnson & Johnson              COM              478160104     3033    46700 SH       SOLE                     5000             41700
Kimberly-Clark Corp.           COM              494368103      323     5000 SH       SOLE                                       5000
Liberty Media Corp - A         COM              530718105      183    14468 SH       SOLE                     1300             13168
Marsh & McLennan Cos. Inc.     COM              571748102     1994    17683 SH       SOLE                     2500             15183
Masco Corp.                    COM              574599106      355    12950 SH       SOLE                      800             12150
McDonalds Corp.                COM              580135101      300    10800 SH       SOLE                      300             10500
Merck & Co., Inc.              COM              589331107     3227    56044 SH       SOLE                     7100             48944
Micron Technology              COM              595112103      502    15250 SH       SOLE                     2600             12650
Microsoft Corp.                COM              594918104     4324    71700 SH       SOLE                     8350             63350
Motorola, Inc                  COM              620076109      635    44728 SH       SOLE                     4930             39798
NEXTEL Communications 'A'      COM              65332V103      148    27450 SH       SOLE                     3700             23750
Nokia Corp. ADR 'A'            COM              654902204      406    19560 SH       SOLE                     1000             18560
Novell, Inc.                   COM              670006105       57    14646 SH       SOLE                     1202             13444
Oracle Corp.                   COM              68389X105      355    27700 SH       SOLE                      400             27300
Palm, Inc.                     COM              696642107      211    52758 SH       SOLE                     5949             46809
Pfizer, Inc.                   COM              717081103     3623    91169 SH       SOLE                     5339             85830
Pitney Bowes                   COM              724479100      917    21425 SH       SOLE                                      21425
Popular Inc.                   COM              733174106     1215    41590 SH       SOLE                    12140             29450
Procter & Gamble               COM              742718109      491     5450 SH       SOLE                      100              5350
Qwest Communications Int'l Inc COM              749121109      106    12868 SH       SOLE                                      12868
Royal Dutch Petroleum Co.      COM              780257804     2333    42950 SH       SOLE                     6600             36350
SAP Aktiengesellschaft ADR     COM              803054204     1263    33950 SH       SOLE                     7425             26525
SBC Communications Inc.        COM              78387G103      231     6161 SH       SOLE                                       6161
Schering-Plough                COM              806605101     1578    50400 SH       SOLE                     3550             46850
Schlumberger Ltd.              COM              806857108      232     3940 SH       SOLE                      190              3750
Solectron Corp.                COM              834182107      681    87300 SH       SOLE                    14750             72550
Sprint Corp. (FON Group)       COM              852061100      169    11050 SH       SOLE                     1250              9800
Stryker Corp.                  COM              863667101      380     6300 SH       SOLE                                       6300
Sun Microsystems Inc.          COM              866810104      622    70470 SH       SOLE                     9000             61470
Synopsys, Inc.                 COM              871607107      880    15950 SH       SOLE                     1100             14850
Textron, Inc.                  COM              883203101      506     9900 SH       SOLE                     3550              6350
Verizon Communications         COM              92343V104      558    12108 SH       SOLE                      600             11508
WorldCom Group                 COM              98157D106      130    19250 SH       SOLE                      400             18850
Wyeth                          COM              983024100     1958    29819 SH       SOLE                     3700             26119
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